SHARE-BASED COMPENSATION - Estimate the fair value of stock options (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Assumptions used to estimate the fair value of stock options granted
Risk-free interest rate, minimum		0.47%	0.47%	0.30%
Risk-free interest rate, maximum		0.64%	0.66%	1.41%
Expected volatility, minimum		49.88%	49.83%	43.11%
Expected volatility, maximum		49.98%	49.98%	50.14%
Expected dividend yield	0.00%	0.00%
Minimum
Assumptions used to estimate the fair value of stock options granted
Expected term (in years)		5 years 9 months 21 days	5 years 9 months 21 days	5 years 3 months 25 days
Maximum
Assumptions used to estimate the fair value of stock options granted
Expected term (in years)		5 years 10 months 6 days	5 years 10 months 20 days	6 years 1 month 20 days